Other Long-term Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-current liabilities [abstract]
Amount in escrow account	$ 12.4	$ 12.5
Provision for maintenance	28.9
Trust fund	$ 3.1